Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000102979
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Investor Class
Trading Symbol	PRELX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 306,196,000
Holdings Count | Holding	335
InvestmentCompanyPortfolioTurnover	32.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	32.9%

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000101161
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Advisor Class
Trading Symbol	PAELX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 306,196,000
Holdings Count | Holding	335
InvestmentCompanyPortfolioTurnover	32.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	32.9%

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166322
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	I Class
Trading Symbol	TEIMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 306,196,000
Holdings Count | Holding	335
InvestmentCompanyPortfolioTurnover	32.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	32.9%

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225813
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Z Class
Trading Symbol	TRZFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 306,196,000
Holdings Count | Holding	335
InvestmentCompanyPortfolioTurnover	32.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	32.9%

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless